Intangible Assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
5.
Intangible assets

As of December 31, 2024 and 2023, the Company’s intangible assets consisted of the following:

	As of December 31,
	2024	2023
Brands	$162,575	$168,508
Software development costs	935,888	880,764
Customer relationships	1,524,623	1,541,507
Computer software	39,220	39,311
Gross carrying value	2,662,306	2,630,090

Brands	113,474	101,197
Software development costs	664,536	578,383
Customer relationships	873,840	756,463
Computer software	29,141	30,112
Accumulated amortization	1,680,991	1,466,155
Intangible assets, net	$981,315	$1,163,935

During the years ended December 31, 2024 and 2023 we recorded intangible assets of $8,778 and $31,393, respectively, related to the acquisition of merchant portfolios which were accounted for as asset acquisitions, inclusive of contingent consideration payable. A majority of the remaining capital expenditures relate to software development costs. We had unpaid capital expenditure purchases of approximately $5,158, $384 and $852 at December 31, 2024, 2023, and 2022 respectively, which was included in "Accounts payable and other liabilities" within the Consolidated Statements of Financial Position. Capital expenditures are recorded as cash outflows from investing activities in the Company's Consolidated Statements of Cash Flows in the period they are paid.

Intangible assets acquired by the Company during the year ended December 31, 2024 and 2023 had the following expected weighted-average useful lives:

	2024	2023
Brands	n/a	n/a
Software development costs	3 years	3 years
Customer relationships	5 years	5 years
Computer software	2 years	3 years
Total weighted-average useful life	3.0 years	3.4 years

Amortization expense on intangible assets for the years ended December 31, 2024, 2023 and 2022 was $266,283, $256,367, and $260,328, respectively. We perform an annual reassessment of estimated useful lives of intangible assets. There were no material revisions to useful lives of intangible assets during the years ended December 31, 2024, 2023 and 2022.

The estimated amortization expense of intangible assets for the next five years is as follows:

2025	248,192
2026	245,333
2027	161,492
2028	58,564
2029	45,116

The Company performs an impairment analysis on intangibles assets with finite lives when events and circumstances have occurred that would indicate the carrying amount of intangible assets may not be recoverable. For the year ended December 31, 2024, no such events or circumstances were identified. The impairment expense of $823 recognized for the year ended December 31, 2024 relates to specifically identified software development costs which had no future economic benefit. These impairments were predominantly in the Digital Wallets segment.

For the year ended December 31, 2023, we concluded that an impairment indicator for certain asset groups was present within the Digital Wallets segment due to the goodwill impairment indicator described in Note 4. An impairment analysis was performed for the impacted asset groups as of each reporting period which was based on an undiscounted cash flow model. As a result of the analysis, the assets were concluded to be recoverable at the asset group level. The impairment expense of $1,254 recognized for the year ended December 31, 2023 relates to specifically identified software development costs which had no future economic benefit. These impairments were predominantly in the Digital Wallets segment.

For the year ended December 31, 2022, due to the goodwill impairment recognized (see Note 4), we concluded that an impairment indicator for certain asset groups was present within these segments. An impairment analysis was performed for the impacted asset groups as of each reporting period which was based on an undiscounted cash flow model. As a result of the analysis, the assets were concluded to be recoverable at the asset group level. The impairment expense of $5,036 recognized for the year ended December 31, 2022, related to specifically identified software development costs which had no future economic benefit. This impairment was predominantly in the Merchant Solutions segment.